Tax expense/(benefit) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	16.10%	(36.90%)	16.90%
Income tax rate	25.80%	25.80%	25.80%
Profit/(loss) before tax	€ (26,605)	€ 4,032	€ 22,418
Income tax expense	4,273	1,488	(3,793)
Deferred tax assets	6,383	4,371
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	761	530
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,381	11,662	11,254
Unrecognized deferred tax assets on temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,005	2,095	2,859
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,871	8,782	9,069
Unrecognized deferred tax assets on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,801	4,094	€ 6,305
Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,801	4,093
Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,070	4,689
Deferred tax assets, temporary difference and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,615	2,656
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,300
Deferred tax assets		2,300
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,869	1,921
Brazil | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	320	305
Brazil | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,549	1,616
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	900
Deferred tax assets	900
Germany | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	447	381
Germany | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	293	0
Germany | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	154	381
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,100
U.S. | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,039
U.S. | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3
U.S. | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate) | Finite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	900
U.S. | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,036
U.S. | Recognized deferred tax assets on tax loss carry-forward | Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,000
U.S. | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Period Of Unused Tax Credits	20 years
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	€ 109
Net deferred tax liabilities	2,200
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,384	1,640
France | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	53	19
France | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,331	€ 1,621